Employee Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Employee Benefit Plan
Minimum period of service for entitlement to receive a lump-sum payment upon termination (in years)	1
Balance of severance benefit	$ 1.0	$ 1.1